Non-controlling interests	12 Months Ended
Dec. 31, 2021
Non Controlling Interests [Abstract]
Non-controlling interests
33.	Non-controlling interests

The effect of changes in the ownership interest of the Group on the equity attributable to owners of the Company is summarized as follows (in thousands):

	CuriosityChina	Farfetch International Limited (IOM)	New Guards	Farfetch China Holdings Limited	Total
Balance at January 1, 2020	$409	$1,225	$168,592	$-	$170,226
Total comprehensive income/(loss) attributable to non-controlling interests	110	(3,412)	21,182	-	17,880
Acquisition of non-controlling interest	-	-	965	-	965
Dividends paid to non-controlling interests	-	-	(20,515)	-	(20,515)
Balance at December 31, 2020	519	(2,187)	170,224	-	168,556
Total comprehensive (loss)/income attributable to non-controlling interests	(1,657)	(548)	16,220	(12,635)	$1,380
Step acquisition	-	-	2,434	-	2,434
Capital contribution from non-controlling interest	-	-	-	(13,875)	(13,875)
Non-controlling interest arising on purchase of asset	-	-	50,453	-	50,453
Acquisition of non-controlling interest	-	-	(6,901)	-	(6,901)
Dividends paid to non-controlling interests	-	-	(23,016)	-	(23,016)
Other	-	-	2,977	-	2,977
Balance at December 31, 2021	$(1,138)	$(2,735)	$212,391	$(26,510)	$182,008
% of non-controlling interests	19%	20%	23%	22%

The Step acquisition relates to New Guards’ acquisition of Alanui (refer to Note 5, Business combinations for further details).

On August 1, 2021, Alibaba and Richemont each acquired a 12.5 percent shareholding in Farfetch China Holdings Ltd for total consideration of $500.0 million. The non-controlling interest recognized of $(13.9 million) as a result of this transaction was calculated using the proportionate share of net assets method in line with the requirements of IFRS 10 - Consolidated Financial Statements. Transaction costs of $25.0 million directly attributable to the investments made by Alibaba and Richemont were treated as a deduction from equity in Other reserves.

The non-controlling interest arising on purchase of asset of $50.5 million relates to the acquisition by New Guards on July 20, 2021 of 60 percent of the share capital of Palm Angels.

The acquisition of non-controlling interest of $6.9 million relates to the acquisition by New Guards of the remaining 31 percent of the share capital it did not own in Venice S.r.l.

The New Guards group comprises numerous legal entities with various non-controlling interests throughout the group structure, representing the co-founders of the individual fashion brands. During the year ended December 31, 2021, New Guards had paid dividends of $23.0 million to holders of minority interests. During the year ended December 31, 2020, New Guards paid dividends of $20.5 million to holders of non-controlling interest.